Fees Summary	Feb. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,380,000
Previously Paid Amount	0.00
Total Fee Amount	976.78
Total Offset Amount	0.00
Net Fee	976.78
Narrative - Max Aggregate Offering Price	$ 6,380,000
Final Prospectus	true